Advances to Vendors, Net (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Advances to Vendors, Net [Abstract]
Allowance for credit losses	$ 2,865,563	$ 1,047,306
Advances to vendor	$ 253,325